Inventories (Tables)	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Schedule of Inventory
	December 31
	2014	2013
	$ in thousands
Components:
For manufacturing of systems	51,323	25,540
For servicing of systems	35,824	27,756

	87,147	53,296
Work in process	25,266	11,843
Finished products	44,617	28,799

	157,030	93,938